May 1, 2007

VIA EDGAR

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE: Separate Account II of National Integrity Life Insurance Company Registration Nos. 033-51126 and 811-07132
         Rule 497(j) Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 22 to its Registration Statement on Form N-4, which was filed electronically on April 20, 2007.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Assistant Counsel - Securities
Western & Southern Financial Group, Inc.